Share Based Compensation - Schedule of Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 HKD ($) shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
2014 Share Incentive Plan
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options	56,736,209	56,736,209	53,498,273	96,704,847
Weighted average remaining contractual life of optionsoutstanding at end of period:	6.23	6.23	7.22
2014 Share Incentive Plan | Exercise Price Range One
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 1, 2015
Expiry date	Feb. 28, 2025
Exercise | $	$ 0.000076
Share options	2,348,099	2,348,099	2,348,099
2014 Share Incentive Plan | Exercise Price Range Two
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 1, 2015
Expiry date	Feb. 28, 2025
Exercise | $	$ 0.27
Share options	2,714,940	2,714,940	2,630,000
2014 Share Incentive Plan | Exercise Price Range Three
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 1, 2015
Expiry date	Feb. 28, 2025
Exercise | $	$ 0.000076
Share options	12,945,345	12,945,345	11,924,136
2014 Share Incentive Plan | Exercise Price Range Four
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 1, 2015
Expiry date	Feb. 28, 2025
Exercise | $	$ 0.27
Share options	10,776,631	10,776,631	9,939,200
2014 Share Incentive Plan | Exercise Price Range Five
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 30, 2015
Expiry date	Mar. 29, 2025
Exercise | $	$ 0.27
Share options	3,748,650	3,748,650	3,444,042
2014 Share Incentive Plan | Exercise Price Range Six
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	July 1, 2015
Expiry date	Jun. 30, 2025
Exercise | $	$ 0.27
Share options	75,100	75,100	200,000
2014 Share Incentive Plan | Exercise Price Range Seven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	October 1, 2015
Expiry date	Sep. 30, 2025
Exercise | $	$ 0.27
Share options	791,880	791,880	780,600
2014 Share Incentive Plan | Exercise Price Range Eight
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	December 31, 2015
Expiry date	Dec. 30, 2025
Exercise | $	$ 0.27
Share options	3,036,686	3,036,686	2,933,281
2014 Share Incentive Plan | ExerciseP rice Range Nine
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	December 31, 2015
Expiry date	Dec. 30, 2025
Exercise | $	$ 0.000076
Share options	230,750	230,750	212,000
2014 Share Incentive Plan | Exercise Price Range
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 1, 2016
Expiry date	Feb. 28, 2026
Exercise | $	$ 0.27
Share options	746,643	746,643	761,000
2014 Share Incentive Plan | Exercise Price Range Eleven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 31, 2016
Expiry date	Mar. 30, 2026
Exercise | $	$ 0.27
Share options	370,040	370,040	340,500
2014 Share Incentive Plan | Exercise Price Range Twelve
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	June 1, 2016
Expiry date	May 30, 2026
Exercise | $	$ 0.27
Share options	7,098,340	7,098,340	6,521,513
2014 Share Incentive Plan | Exercise Price Range Thirteen
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	June 30, 2016
Expiry date	Jun. 29, 2026
Exercise | $	$ 0.000076
Share options	653,070	653,070	600,000
2014 Share Incentive Plan | Exercise Price Range Fourteen
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	June 30, 2016
Expiry date	Jun. 29, 2026
Exercise | $	$ 0.27
Share options	11,200,035	11,200,035	10,863,902
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options	36,086,303	36,086,303	26,961,386	12,034,480
Weighted average remaining contractual life of optionsoutstanding at end of period:	8.62	8.62	9.21
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range One
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	June 16, 2017
Expiry date	Jun. 15, 2027
Exercise | $	$ 2.32
Share options	13,098,930	13,098,930	12,034,480
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Two
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	August 31, 2017
Expiry date	Aug. 30, 2027
Exercise | $	$ 0.27
Share options	7,768,593	7,768,593	7,666,803
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Three
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	December 20, 2017
Expiry date	Dec. 19, 2027
Exercise | $	$ 2.32
Share options	7,902,280	7,902,280	7,260,103
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Four
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	April 16, 2018
Expiry date	Apr. 15, 2028
Exercise | $	$ 4.04
Share options	1,300,000	1,300,000
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Five
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	October 17, 2018
Expiry date	Oct. 16, 2028
Exercise | $	$ 7.14
Share options	6,016,500	6,016,500
Share-based Compensation Plans | Tencent Holdings Limited
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options	75,100	75,100	85,335	85,660	67,500
Share-based Compensation Plans | Exercise Price Range One | Tencent Holdings Limited
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	July 10, 2014
Expiry date	Jul. 09, 2021
Exercise | $		$ 26.08
Share options			5,000
Share-based Compensation Plans | Exercise Price Range Two | Tencent Holdings Limited
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	July 6, 2016
Expiry date	Jul. 05, 2023
Exercise | $		$ 124.30
Share options	42,690	42,690	47,925
Share-based Compensation Plans | Exercise Price Range Three | Tencent Holdings Limited
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	July 10, 2017
Expiry date	Jul. 09, 2024
Exercise | $		$ 174.86
Share options	32,410	32,410	32,410